FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Fair values of derivative instruments designated and not designated as cash flow hedges
The following tables present the fair values of the Company's derivative instruments that were designated as cash flow hedges and qualified as part of a hedging relationship, and those that were not designated:

(in thousands of $)	2025	2024
Non-designated derivative instruments -short-term assets:
Interest rate swaps	—	121
Total derivative instruments -short-term assets	—	121
Designated derivative instruments -long-term assets:
Interest rate swaps	—	1,631
Cross currency interest rate swaps	5,741	2,212
Non-designated derivative instruments -long-term assets:
Interest rate swaps	7,887	11,515
Cross currency interest rate swaps	464	165
Total derivative instruments - long-term assets	14,092	15,523

(in thousands of $)	2025	2024
Non-designated derivative instruments -short-term liabilities:
Cross currency swaps	—	14,884
Total derivative instruments - short-term liabilities	—	14,884
Designated derivative instruments -long-term liabilities:
Interest rate swaps	5,022	103
Non-designated derivative instruments -long-term liabilities:
Interest rate swaps	1,124	—
Total derivative instruments - long-term liabilities	6,146	103

Schedule of swaps related to interest rate risk management
The summary below includes all interest rate swap transactions, involving the payment of fixed rates, in exchange for SOFR plus applicable credit adjustment spreads, most of which are hedges against specific loans. The fixed interest rate below includes the impact of credit adjustment spreads.

Notional Principal (in thousands of $)	Trade date	Maturity date	Fixed interest rate
$100,000 (remaining at $100,000)	August 2019	August 2029	1.2% - 1.3%
$81,600 (remaining at $81,600)	November 2024	November 2029	3.9%
$74,473 (reducing to $59,557)	November 2024	August 2029	3.9%
$151,766 (reducing to $63,255)	December 2024	December 2029	3.4% - 3.8%
$50,396 (reducing to $13,564)	December 2024	January 2030	4.1%
$200,000 (remaining at $200,000)	March 2025	December 2032	3.5% - 3.6%
$50,000 (remaining at $50,000)	April 2025	January 2036	3.5%

The summary below includes all currency swap transactions, involving the payment of fixed interest in U.S. dollars in exchange for NIBOR plus a margin in Norwegian kroner, some of which are hedges against the NOK750 million senior unsecured bonds due 2029.

Notional Principal	Trade date	Maturity date	Fixed interest rate (payable)	Margin on NIBOR leg (receivable)
NOK750 million ($69.4 million)	September 2024	September 2029	6.4% - 6.5%	3.3%

Schedule of swaps related to foreign currency risk management

Principal Receivable	Principal Payable		Trade date	Maturity date
NOK750 million	US$69.4	million	September 2024	September 2029

Schedule of carrying value and estimated fair value of financial assets and liabilities
The carrying value and estimated fair value of the Company's financial assets and liabilities as of December 31, 2025, and 2024, are as follows:

	2025	2025	2024	2024
(in thousands of $)	Carrying value	Fair value	Carrying value	Fair value
Non-derivatives:
Equity Securities	4,146	4,146	3,736	3,736
7.25% senior unsecured sustainability linked bonds due 2026	150,000	151,500	150,000	150,975
8.875% senior unsecured sustainability linked bonds due 2027	150,000	154,575	150,000	154,737
8.25% senior unsecured sustainability linked bonds due 2028	147,600	152,213	145,200	149,874
NOK750 million senior unsecured floating rate bonds due 2029	74,327	74,327	63,592	63,778
7.75% senior unsecured sustainability linked bonds due 2030	144,400	146,927	—	—
Derivatives:
Interest rate/ currency/ commodity swap contracts – short-term receivables	—	—	121	121
Interest rate/ currency/ commodity swap contracts – long-term receivables	14,092	14,092	15,523	15,523
Interest rate/ currency/ commodity swap contracts – short-term payables	—	—	14,884	14,884
Interest rate/ currency swap/ commodity contracts – long-term payables	6,146	6,146	103	103

Schedules of concentration of risk, by customer
There is also a concentration of revenue risk with the below customers:

Charterer	Number of Vessels /rigs chartered as of December 31, 2025	% of consolidated operating revenues (Year ended December 31, 2025)	Number of Vessels /rigs chartered as of December 31, 2024	% of consolidated operating revenues (Year ended December 31, 2024)
Maersk A/S (“Maersk”)	15	26%	14	23%
Hapag-Lloyd AG (“Hapag-Lloyd”)	6	15%	6	6%
ConocoPhillips Skandinavia AS ("ConocoPhillips")	1	13%	1	7%